Earnings (Loss) Per Share (Computations Of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings (loss) - numerator for basic earnings (loss) per share	$ (341)				$ (1,660)					$ (1,876)	$ (1,979)	$ (471)
Interest on senior convertible notes	0				0
Net earnings (loss) adjusted for interest on senior convertible notes	$ (341)				$ (1,660)
Denominator for basic earnings (loss) per share - weighted average shares	335				335					335	335	333
Senior convertible notes	0				0
Employee options and shares	0				0					0	0	0
Assumed treasury shares purchased	0				0					0	0	0
Diluted potential common shares	335				335					0	0	0
Denominator for diluted earnings (loss) per share-adjusted weighted-average shares	335				335					335	335	333
Basic earnings (loss) per share	$ (1.02)	$ 0.78	$ (0.71)	$ (0.72)	$ (4.95)	$ (3.27)	$ (0.48)	$ (0.85)	$ (1.31)	$ (5.60)	$ (5.91)	$ (1.41)
Diluted earnings (loss) per share	$ (1.02)	$ 0.69	$ (0.71)	$ (0.72)	$ (4.95)	$ (3.27)	$ (0.48)	$ (0.85)	$ (1.31)	$ (5.60)	$ (5.91)	$ (1.41)
Convertible notes, employee stock options and deferred stock because inclusion would be anti-dilutive	51				46					46	51	57
Employee stock options because the options' exercise prices were greater than the average market price of shares	22				24					23	20	12